Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other current payables [abstract]
Summary of Trade and Other Payables

	2021 £m	2020 £m
Trade payables	3,923	3,722

Duty, excise and other taxes	3,148	3,410

Accrued charges and deferred income	2,095	2,228

FII GLO (note 10(b))	963	963

Social security and other taxation	55	53

Sundry payables	375	381

	10,559	10,757
Current	9,577	9,693

Non-current	982	1,064

	10,559	10,757